SEGMENT REPORTING - Information Regarding Principal Geographic Areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 26, 2015	Dec. 27, 2014	Dec. 28, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales	$ 2,887,071	$ 2,660,329	$ 2,470,448
Long-Lived Tangible Assets	259,448	257,834	249,497
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales	2,811,359	2,596,278	2,410,313
Long-Lived Tangible Assets	244,040	242,156	233,237
Foreign
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales	75,712	64,051	60,135
Long-Lived Tangible Assets	$ 15,408	$ 15,678	$ 16,260